American Beacon Advisors, Inc.
                      4151 Amon Carter Blvd. MD 2450
                           Fort Worth, TX 76155


                                                 March 5, 2008


VIA EDGAR
---------
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


Re:  American Beacon Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, American
Beacon Funds ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the AMR Class, the Cash Management Class, the Institutional Class, the PlanAhead Class, the Service Class, and the BBH
ComSet Class of the Registrant does not differ from that contained in Post-Effective Amendment No. 70 ("Amendment No. 70") to the Registrant's Registration Statement, (b) that the form of Statements of Additional Information used with respect to the AMR Class, the Cash Management Class, the Institutional Class, the PlanAhead Class, the Service Class, and the BBH
ComSet Class of the Registrant does not differ from that contained in Amendment No. 70, and (c) that Amendment No. 70 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 967-3514.

                                          Sincerely,

                                          /s/ Rosemary K. Behan
                                          ----------------------
                                          Rosemary K. Behan
                                          Vice President Legal & Compliance
                                          American Beacon Funds


cc:   Francine Rosenberger, Esq.
          Kirkpatrick & Lockhart Preston Gates Ellis LLP